Subsequent Events	12 Months Ended
Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
34.
SUBSEQUENT EVENTS

On October 2, 2023, the Company converted its share capital, comprising of 182,721,369 ordinary shares of €1.00 each into 182,721,369 no par value ordinary shares.

On October 4, 2023, the Company changed its status to become a public limited company. Therefore, the Company’s legal name was converted to Birkenstock Holding plc.

On October 10, 2023, we entered into a tax receivable agreement with MidCo in consideration for the repurchase of 5,648,465 ordinary shares of the Company from MidCo.

On October 11, 2023, the Company’s ordinary shares were listed on the New York Stock Exchange in connection with the Company’s initial public offering.

On October 13, 2023, the Company closed its initial public offering. Birkenstock issued and sold 10,752,688 ordinary shares at an initial public price of $46.00. The total proceeds from the IPO available to Birkenstock, net of underwriting discounts and commissions but before expenses, amounted to $473.6 million. As of October 13, 2023, the Company had 187,825,592 ordinary shares outstanding.

On October 16, 2023, the Company made an early repayment of €100.0 million for the Vendor Loan to AB-Beteiligungs GmbH.

On November 2, 2023, the Company made a redemption payment of $450 million for the USD Term Loan.